Employee Compensation - Summary of Fair Values of Plan Assets Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value of plan assets [line items]
Derivative instruments	$ (13)	$ (28)
Fair value of plan assets	7,559	7,757
Cash and money market funds.
Disclosure of fair value of plan assets [line items]
Cash and money market funds	114	155
Canadian federal government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	149	190
Canadian Provincial And Municipal Governments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	528	791
US federal Government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	297	327
US State Municipal And Agencies Debt [member]
Disclosure of fair value of plan assets [line items]
Debt securities	12	16
Pooled asset funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	4,306	3,755
Corporate debt [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,061	1,260
Corporate equity [member]
Disclosure of fair value of plan assets [line items]
Equity securities	1,105	1,291
Canadian plans [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments	1
Fair value of plan assets	3,441
Canadian plans [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments	(14)
Fair value of plan assets	4,118
Canadian plans [member] | Cash and money market funds. | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds	114
Canadian plans [member] | Canadian federal government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	108
Canadian plans [member] | Canadian federal government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	41
Canadian plans [member] | Canadian Provincial And Municipal Governments [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	219
Canadian plans [member] | Canadian Provincial And Municipal Governments [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	309
Canadian plans [member] | US federal Government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	297
Canadian plans [member] | US State Municipal And Agencies Debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	12
Canadian plans [member] | Pooled asset funds [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,591
Canadian plans [member] | Pooled asset funds [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	2,715
Canadian plans [member] | Corporate debt [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	6
Canadian plans [member] | Corporate debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,055
Canadian plans [member] | Corporate equity [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,105
Foreign defined benefit plans [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments		1
Fair value of plan assets		4,115
Foreign defined benefit plans [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments		(29)
Fair value of plan assets		3,642
Foreign defined benefit plans [member] | Cash and money market funds. | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds		150
Foreign defined benefit plans [member] | Cash and money market funds. | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds		5
Foreign defined benefit plans [member] | Canadian federal government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities		143
Foreign defined benefit plans [member] | Canadian federal government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities		47
Foreign defined benefit plans [member] | Canadian Provincial And Municipal Governments [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities		471
Foreign defined benefit plans [member] | Canadian Provincial And Municipal Governments [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities		320
Foreign defined benefit plans [member] | US federal Government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities		307
Foreign defined benefit plans [member] | US federal Government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities		20
Foreign defined benefit plans [member] | US State Municipal And Agencies Debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities		16
Foreign defined benefit plans [member] | Pooled asset funds [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Pooled funds		1,743
Foreign defined benefit plans [member] | Pooled asset funds [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Pooled funds		2,012
Foreign defined benefit plans [member] | Corporate debt [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities		9
Foreign defined benefit plans [member] | Corporate debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities		1,251
Foreign defined benefit plans [member] | Corporate equity [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Equity securities		$ 1,291